Borrowings Components of Interest and Other Financing Costs, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Borrowings [Abstract]
Interest expense					$ 425,625	$ 459,083	$ 466,140
Interest income					(6,430)	(5,477)	(18,653)
Other financing costs					4,650	3,201	3,633
Total	$ 102,074	$ 147,124	$ 185,427	$ 260,475	$ 423,845	$ 456,807	$ 451,120